SOLAR POWER SYSTEMS, NET	12 Months Ended
Dec. 31, 2020
SOLAR POWER SYSTEMS, NET
SOLAR POWER SYSTEMS, NET

7. SOLAR POWER SYSTEMS, NET

Solar power systems, net consist of the following:

	At December 31,	At December 31,
	2019	2020
	$	$
Solar power systems in operation	70,449	182,232
Solar power systems under construction	4,830	6,565
Accumulated depreciation	(22,322)	(30,535)
Solar power systems, net	52,957	158,262

Depreciation expense of solar power systems was $3,756, $6,379 and $6,396 for the years ended December 31, 2018, 2019 and 2020, respectively.